Consolidated Statements of Earnings and Comprehensive Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net premiums earned	$ 538,452	$ 493,382	$ 491,961
Net investment income	63,681	66,799	67,346
Net realized investment gains	17,293	23,243	32,538
Other-than-temporary-impairment losses on investments	(257)		(45,293)
Consolidated revenue	619,169	583,424	546,552
Losses and settlement expenses	200,084	201,332	203,388
Policy acquisition costs	177,725	158,071	162,020
Insurance operating expenses	44,312	38,584	39,768
Interest expense on debt	6,050	6,050	6,050
General corporate expenses	7,766	7,998	7,941
Total expenses	435,937	412,035	419,167
Equity in earnings of unconsolidated investee	6,497	7,101	5,052
Earnings before income taxes	189,729	178,490	132,437
Income tax expense (benefit):
Current	49,524	51,433	23,687
Deferred	9,614	(375)	14,905
Income tax expense	59,138	51,058	38,592
Net earnings	130,591	127,432	93,845
Unrealized gains (losses) on securities:
Unrealized holding gains arising during the period	32,230	33,552	53,995
Less: Reclassification adjustment for losses (gains) included in net earnings	(10,897)	(14,971)	8,286
Other comprehensive earnings (OCI)	21,333	18,581	62,281
Comprehensive earnings	$ 151,924	$ 146,013	$ 156,126
Earnings per share:
Basic - Net earnings per share (in dollars per share)	$ 6.20	$ 6.06	$ 4.35
Comprehensive earnings per share (in dollars per share)	$ 7.21	$ 6.95	$ 7.24
Earnings per share:
Diluted - Net earnings per share (in dollars per share)	$ 6.09	$ 6.00	$ 4.32
Comprehensive earnings per share (in dollars per share)	$ 7.09	$ 6.87	$ 7.18
Weighted average number of common shares outstanding:
Basic (in shares)	21,078	21,020	21,562
Diluted (in shares)	21,434	21,241	21,731